Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Aug. 16, 2018 $ / shares shares
Subsequent Events (Textual)
Warrants maturity date	5 years
Warrants to purchase of ordinary shares	54,620
Warrants exercise price | $ / shares	$ 5.75
Issued and sold ordinary shares	728,262